            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
            Supplement to Class I Prospectus dated August 19, 1998

                      Date of Supplement: August 24, 1998

 Please insert the following paragraph at the bottom of the front cover page:

PENDING THE SETTLEMENT OF GLOBAL MARKET FACTORS, SC-EURO WILL BE MAINTAINING A DEFENSIVE INVESTMENT POSTURE AND WILL NOT BE ACTIVELY MARKETED TO NEW INVESTORS.

             SECURITY CAPITAL REAL ESTATE MUTUAL FUND INCORPORATED
                  SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
            Supplement to Class R Prospectus dated August 19, 1998


                      Date of Supplement: August 24, 1998

 Please insert the following paragraph at the bottom of the front cover page:

PENDING SETTLEMENT OF GLOBAL MARKET FACTORS, SC-EURO WILL BE MAINTAINING A DEFENSIVE INVESTMENT POSTURE AND WILL NOT BE ACTIVELY MARKETED TO NEW INVESTORS.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                  SECURITY CAPITAL ASIA/PACIFIC ESTATE SHARES
            Supplement to Class I Prospectus dated August 19, 1998

                      Date of Supplement: August 24, 1998

 Please insert the following paragraph at the bottom of the front cover page:

  PENDING SETTLEMENT OF GLOBAL MARKET FACTORS, SC-ASIA WILL BE MAINTAINING A DEFENSIVE INVESTMENT POSTURE AND WILL NOT BE ACTIVELY MARKETED TO NEW INVESTORS.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
               SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
            Supplement to Class R Prospectus dated August 19, 1998

                      Date of Supplement: August 24, 1998

 Please Insert the following paragraph at the bottom of the front cover page:

  PENDING SETTLEMENT OF GLOBAL MARKET FACTORS, SC-ASIA WILL BE MAINTAINING A DEFENSIVE INVESTMENT POSTURE AND WILL NOT BE ACTIVELY MARKETED TO NEW INVESTORS.